WGO-Q3

Quarterly Report
September 30, 2025
MFS®  Global Growth Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 2.0%
Kweichow Moutai Co. Ltd., “A”	4,900	$993,974
Apparel Manufacturers – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	1,210	$740,380
Broadcasting – 0.2%
Walt Disney Co.	820	$93,890
Brokerage & Asset Managers – 3.8%
Brookfield Asset Management Ltd.	8,353	$475,359
Charles Schwab Corp.	5,616	536,159
CME Group, Inc.	1,400	378,266
London Stock Exchange Group PLC	4,260	489,185
		$1,878,969
Business Services – 8.6%
Accenture PLC, “A”	4,501	$1,109,947
CGI, Inc.	6,343	564,977
Experian PLC	12,704	639,802
Fiserv, Inc. (a)	3,351	432,044
OBIC Co. Ltd.	14,200	494,890
Thompson Reuters Corp.	471	73,136
TransUnion	11,786	987,431
		$4,302,227
Computer Software – 9.4%
Microsoft Corp.	7,208	$3,733,384
Salesforce, Inc.	3,946	935,202
		$4,668,586
Computer Software - Systems – 3.6%
Apple, Inc.	4,538	$1,155,511
Cap Gemini S.A.	4,358	634,163
		$1,789,674
Construction – 3.6%
Otis Worldwide Corp.	5,073	$463,825
Pool Corp.	1,416	439,059
Sherwin-Williams Co.	1,358	470,221
Sika AG	1,898	425,356
		$1,798,461
Consumer Products – 2.9%
Church & Dwight Co., Inc.	9,249	$810,490
L’Oréal S.A.	1,464	634,355
		$1,444,845
Electrical Equipment – 9.2%
Amphenol Corp., “A”	8,511	$1,053,237
Eaton Corp. PLC	2,568	961,074
Hubbell, Inc.	2,194	944,100
Schneider Electric SE	3,454	975,083
TE Connectivity PLC	3,040	667,371
		$4,600,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 9.3%
Analog Devices, Inc.	1,076	$264,373
NVIDIA Corp.	8,739	1,630,523
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,841	2,469,203
Texas Instruments, Inc.	1,344	246,933
		$4,611,032
Food & Beverages – 1.9%
McCormick & Co., Inc.	7,026	$470,110
Nestle S.A.	3,708	340,360
PepsiCo, Inc.	1,087	152,658
		$963,128
Gaming & Lodging – 2.0%
Hilton Worldwide Holdings, Inc.	3,819	$990,801
General Merchandise – 0.4%
B&M European Value Retail S.A.	21,252	$74,976
Dollarama, Inc.	1,102	145,334
		$220,310
Insurance – 2.6%
Aon PLC	2,489	$887,528
Marsh & McLennan Cos., Inc.	1,899	382,705
		$1,270,233
Interactive Media Services – 1.6%
Alphabet, Inc., “A”	2,621	$637,165
NAVER Corp.	763	146,014
		$783,179
Internet – 0.3%
Gartner, Inc. (a)	614	$161,402
Leisure & Toys – 3.4%
Tencent Holdings Ltd.	20,100	$1,712,463
Machinery & Tools – 2.6%
Atlas Copco AB, “A”	20,774	$353,743
Daikin Industries Ltd.	5,400	623,674
Graco, Inc.	3,784	321,488
		$1,298,905
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	1,965	$343,875
Veeva Systems, Inc. (a)	933	277,950
		$621,825
Medical Equipment – 10.2%
Agilent Technologies, Inc.	7,351	$943,501
Becton, Dickinson and Co.	3,855	721,540
Boston Scientific Corp. (a)	4,234	413,365
Danaher Corp.	3,753	744,070
Mettler-Toledo International, Inc. (a)	470	576,977
STERIS PLC	4,420	1,093,685
Stryker Corp.	871	321,982
Thermo Fisher Scientific, Inc.	582	282,282
		$5,097,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 9.7%
Credicorp Ltd.	2,635	$701,648
HDFC Bank Ltd.	102,064	1,093,189
Mastercard, Inc., “A”	1,472	837,288
Moody's Corp.	1,252	596,553
Visa, Inc., “A”	4,767	1,627,358
		$4,856,036
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	2,912	$397,098
Railroad & Shipping – 1.6%
Canadian Pacific Kansas City Ltd.	10,558	$786,465
Restaurants – 0.3%
Starbucks Corp.	1,841	$155,749
Specialty Stores – 2.1%
Ross Stores, Inc.	3,473	$529,250
TJX Cos., Inc.	3,537	511,238
		$1,040,488
Telecom - Infrastructure – 2.3%
American Tower Corp., REIT	3,873	$744,855
Cellnex Telecom S.A.	11,106	385,074
		$1,129,929
Utilities - Electric Power – 1.9%
CMS Energy Corp.	12,668	$928,058
Total Common Stocks		$49,336,374
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	579,797	$579,855

Other Assets, Less Liabilities – (0.1)%		(71,189)
Net Assets – 100.0%		$49,845,040

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $579,855 and
$49,336,374, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,966,473	$—	$—	$32,966,473
France	—	2,983,981	—	2,983,981
China	2,706,437	—	—	2,706,437
Taiwan	2,469,203	—	—	2,469,203
Canada	2,045,271	—	—	2,045,271
United Kingdom	—	1,203,963	—	1,203,963
Japan	1,118,564	—	—	1,118,564
India	1,093,189	—	—	1,093,189
Switzerland	340,360	425,356	—	765,716
Other Countries	1,244,760	738,817	—	1,983,577
Investment Companies	579,855	—	—	579,855
Total	$44,564,112	$5,352,117	$—	$49,916,229
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$571,042	$6,795,589	$6,786,663	$—	$(113)	$579,855

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,613	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	67.2%
France	6.0%
China	5.4%
Taiwan	5.0%
Canada	4.1%
United Kingdom	2.4%
Japan	2.2%
India	2.2%
Switzerland	1.5%
Other Countries	4.0%